American National Insurance Company
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Dwain A. Akins, J.D., Vice president, corporate compliance
One Moody Plaza, galveston, Texas 77550-7999           Phone: 409/621-7739
 FAX: 409/766-6933 email:  DWAIN.AKINS@anico.com

May 6, 2004



Via EDGAR
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Securities and Exchange Commission
450 Fifth Street, N W
Washington, D. C. 20549

         RE: American National Variable Annuity Separate Account ("Registrant")
               American National Insurance Company ("Depositor")
               File Numbers: 333-30318 and 811-07600
               CIK Number: 0000899732


Dear Ladies and Gentlemen:

    Pursuant to Rule 497 (j) under the Securities Act of 1933 ("1933 Act"), Registrant and Depositor have elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-4 Registration
 Statement ("amendment"), as required by Rule 497
(c) under the 1933 Act.

         Registrant and Depositor hereby certify that:

(1) the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the amendment would not have been different from that contained in the
              Amendment, and

(2) the Amendment, Post-Effective Amendment No. 4 under the 1933 Act and as Amendment No. 34 under the Investment Company Act of 1940, was filed electronically on April 30, 2004.

         Please direct any inquiry regarding the foregoing to the undersigned at (409) 621-7739 or to Greg Garrison of Greer, Herz
         & Adams, L.L.P. at (409) 797-3248.

Very truly yours,

S/

Dwain A. Akins, J.D.
Vice President, Corporate Compliance
American National Insurance Company